SEGMENT INFORMATION Schedule of Segment Reporting (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Nov. 01, 2015	Dec. 31, 2015	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Aug. 31, 2016
Segment Reporting Information [Line Items]
Revenues							$ 21,786,637		$ 15,920,424		$ 13,123,929
Depreciation and amortization expense							290,956		222,176		197,417
Income (loss) from operations							730,543	[1]	499,083		361,067
Interest expense, net							162,383		155,819		109,411
Capital expenditures							(727,035)	[2]	(1,612,871)	[3]	(981,080)
Total assets						$ 7,133,492	8,038,985	[4]	7,133,492
Chalmette Refining L.L.C. [Member]
Segment Reporting Information [Line Items]
Revenues		$ 643,267
Torrance Refinery [Member]
Segment Reporting Information [Line Items]
Revenues						1,977,204
Torrance Valley Pipeline Company LLC [Member]
Segment Reporting Information [Line Items]
Subsidiary, Consolidation Percentage												100.00%
PBFX [Member] | Torrance Valley Pipeline Company LLC [Member]
Segment Reporting Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												50.00%
Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues							21,772,478		15,908,537		13,123,929
Depreciation and amortization expense							254,161		201,358		180,045
Income (loss) from operations							808,021	[1]	551,810		442,550
Interest expense, net							4,695		2,938		17,061
Capital expenditures							(634,013)	[2]	(1,471,291)	[3]	(968,438)
Total assets						6,408,638	6,408,638	[4]	6,408,638
Refining Group [Member] | Chalmette Refining L.L.C. [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ (565,304)				$ (2,659)
Refining Group [Member] | Torrance Refinery [Member]
Segment Reporting Information [Line Items]
Capital expenditures			$ (971,932)		$ (2,659)
PBF Logistics LP [Member]
Segment Reporting Information [Line Items]
Revenues							254,813		187,335		142,102
Depreciation and amortization expense							23,831		14,983		7,684
Income (loss) from operations							148,215	[1]	110,822		94,859
Interest expense, net							33,363		30,433		21,254
Capital expenditures							(89,539)	[2]	(121,351)	[3]	(3,503)
Total assets						756,861	756,861	[4]	756,861
PBF Logistics LP [Member] | East Coast Terminals [Member]
Segment Reporting Information [Line Items]
Capital expenditures				$ (98,373)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenues							0		0		0
Depreciation and amortization expense							12,964		5,835		9,688
Income (loss) from operations							(211,128)	[1]	(157,870)		(176,342)
Interest expense, net							124,325		122,448		71,096
Capital expenditures							(3,483)	[2]	(20,229)	[3]	(9,139)
Total assets						5,856	5,856	[4]	5,856
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues							(240,654)		(175,448)		(142,102)
Depreciation and amortization expense							0		0		0
Income (loss) from operations							(14,565)	[1]	(5,679)		0
Interest expense, net							0		0		0
Capital expenditures							0	[2]	0	[3]	$ 0
Total assets						$ (37,863)	$ (37,863)	[4]	$ (37,863)

[1]	(1)The Logistics segment includes 100% of the income from operations of TVPC as TVPC is consolidated by PBFX. PBFX records net income attributable to noncontrolling interest for the 50% equity interest in TVPC held by PBF Holding. PBF Holding (included in the Refining segment) records equity income in investee related to its 50% noncontrolling ownership interest in TVPC. For the purposes of the consolidated PBF Energy financial statements, PBF Holding’s equity income in investee and PBFX’s net income attributable to noncontrolling interest eliminate in consolidation. As the acquisition of PBFX’s 50% interest in TVPC was completed in the third quarter of 2016, there was no impact on comparative 2015 or 2014 disclosures.
[2]	The Logistic segment includes capital expenditures of $10,097 for the acquisition of the Toledo Products Terminal by PBFX on April 17, 2017.
[3]	The Refining segment includes capital expenditures of $971,932 for the acquisition of the Torrance refinery in the third quarter of 2016. Additionally, the Refining segment includes capital expenditures of $2,659 for the working capital settlement related to the acquisition of the Chalmette refinery that was finalized in the first quarter of 2016. The Logistics segment includes $98,373 for the PBFX Plains Asset Purchase that was completed in the second quarter of 2016.
[4]	The Refining segment includes capital expenditures of $565,304 for the acquisition of the Chalmette refinery on November 1, 2015, excluding the working capital settlement of $2,659 that was finalized in the first quarter of 2016.